Accounts and notes receivable, net	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Accounts receivable, net
3	Accounts and notes receivable, net

	As of December 31,
	2020	2021
	RMB	RMB	US$
Accounts and notes receivable	88,706	81,550	12,797
Less: allowance for doubtful accounts	(43,820)	(37,690)	(5,914)

Total accounts and notes receivable, net	44,886	43,860	6,883

The following table presents the movement in the allowance for doubtful accounts:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Balance at beginning of year	28,516	43,820	6,876
Provisions	18,732	(246)	(39)
Write-offs	(3,428)	(5,884)	(923)

Balance at end of year	43,820	37,690	5,914